Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2018
Trade and other receivables [abstract]
Schedule of trade and other receivables
A provision is established for irrecoverable amounts when there is objective evidence that amounts due under the original payment terms will not be collected.

	2018	2017¹
	£m	£m
Trade receivables	1,674	1,591
Accrued income	817	811
Prepayments	229	228
Other receivables	78	98
	2,798	2,728

1.	Comparative amounts have been represented to reflect the reclassification of commodity contract derivatives from trade and other receivables to derivatives (see note 16).

Schedule of reconciliation of changes in allowance account for credit losses
Provision for impairment of receivables

	2018	2017
	£m	£m
At 1 April	424	349
Exchange adjustments	(42)	51
Charge for the year, net of recoveries	36	147
Uncollectible amounts written off against receivables	(109)	(121)
Disposal of UK Gas Distribution	—	(2)
At 31 March	309	424

Schedule of financial assets that are either past due or impaired	Trade receivables past due but not impaired

	2018	2017
	£m	£m
Up to 3 months past due	271	238
3 to 6 months past due	73	67
Over 6 months past due	131	143
	475	448